Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

12.   ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Payable to franchisees	145,807,668	155,853,992	24,456,892
Business taxes and related tax surcharge	78,300,960	111,076,878	17,430,387
Accrued rental	20,675,146	27,957,242	4,387,101
Construction payable	11,902,821	13,888,585	2,179,422
Deposits payable	15,342,758	17,269,154	2,709,907
Payable for business combination and asset acquisitions	309,500	15,342,675	2,407,601
Accrued utilities	2,307,672	1,177,631	184,796
Others	26,050,148	38,715,905	6,075,370
Total	300,696,673	381,282,062	59,831,476